Segment Reporting - Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) area	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)
Segment reporting
Revenue from external customers	$ 204,890	$ 214,109	$ 241,203
Interest income	4,944	5,978	1,220
Equity in earnings of equity investees, net of tax	40,700	19,333	33,653
Segment operating (loss)/profit	(99,375)	(66,313)	(18,428)
Interest expense	1,030	1,009	1,455
Income tax expense	3,274	3,964	3,080
Net (loss)/income attributable to the Company	(106,024)	(74,805)	(26,737)
Depreciation/amortization	4,942	3,590	2,578
Additions to non-current assets (other than financial instruments and deferred tax assets)	12,830	6,502	6,073
Segment information
Total assets	465,122	532,118
Property, plant and equipment	20,855	16,616
Right-of-use assets	5,516			$ 5,747
Leasehold land	1,110	1,174
Goodwill	3,112	3,186
Other intangible asset	275	347
Investments in equity investees	98,944	138,318
Innovation Platform
Segment reporting
Revenue from external customers	$ 16,026	37,648	35,997
Commercial Platform
Segment reporting
Number of core business areas | area	2
Revenue from external customers	$ 188,864	176,461	205,206
Reportable segment | Innovation Platform | Drug R&D | PRC
Segment reporting
Revenue from external customers	16,026	37,648	35,997
Interest income	322	119	64
Equity in earnings of equity investees, net of tax	147	(18,981)	(4,547)
Segment operating (loss)/profit	(133,303)	(104,594)	(51,986)
Income tax expense	260	81	26
Net (loss)/income attributable to the Company	(133,234)	(104,415)	(51,880)
Depreciation/amortization	4,510	3,334	2,400
Additions to non-current assets (other than financial instruments and deferred tax assets)	9,910	5,198	5,936
Segment information
Total assets	97,784	100,388
Property, plant and equipment	19,422	15,223
Right-of-use assets	2,445
Leasehold land	1,110	1,174
Investments in equity investees	447	8,514
Reportable segment | Commercial Platform
Segment reporting
Revenue from external customers	188,864	176,461	205,206
Interest income	109	141	63
Equity in earnings of equity investees, net of tax	40,553	38,314	38,200
Segment operating (loss)/profit	51,142	48,998	45,142
Interest expense		62	66
Income tax expense	939	1,662	986
Net (loss)/income attributable to the Company	47,360	43,375	40,033
Depreciation/amortization	264	195	151
Additions to non-current assets (other than financial instruments and deferred tax assets)	2,772	584	107
Segment information
Total assets	171,704	197,483
Property, plant and equipment	789	693
Right-of-use assets	2,466
Goodwill	3,112	3,186
Other intangible asset	275	347
Investments in equity investees	98,497	129,804
Reportable segment | Commercial Platform | Prescription Drugs | PRC
Segment reporting
Revenue from external customers	154,474	136,414	166,435
Interest income	56	66	37
Equity in earnings of equity investees, net of tax	30,654	29,884	27,812
Segment operating (loss)/profit	39,421	37,089	31,121
Income tax expense	855	1,063	934
Net (loss)/income attributable to the Company	37,443	34,083	28,999
Depreciation/amortization	155	132	116
Additions to non-current assets (other than financial instruments and deferred tax assets)	2,754	114	56
Segment information
Total assets	131,881	118,445
Property, plant and equipment	424	204
Right-of-use assets	2,102
Goodwill	2,705	2,779
Other intangible asset	275	347
Investments in equity investees	76,226	68,812
Reportable segment | Commercial Platform | Consumer Health | PRC
Segment reporting
Revenue from external customers	11,580	11,949	9,858
Interest income	23	16	13
Equity in earnings of equity investees, net of tax	9,899	8,430	10,388
Segment operating (loss)/profit	10,019	9,188	10,979
Income tax expense	(172)	179	(457)
Net (loss)/income attributable to the Company	9,200	8,166	9,773
Depreciation/amortization	20	23	17
Additions to non-current assets (other than financial instruments and deferred tax assets)	15	36	43
Segment information
Total assets	27,354	67,352
Property, plant and equipment	65	71
Right-of-use assets	15
Goodwill	407	407
Investments in equity investees	22,271	60,992
Reportable segment | Commercial Platform | Consumer Health | Hong Kong
Segment reporting
Revenue from external customers	22,810	28,098	28,913
Interest income	30	59	13
Segment operating (loss)/profit	1,702	2,721	3,042
Interest expense		62	66
Income tax expense	256	420	509
Net (loss)/income attributable to the Company	717	1,126	1,261
Depreciation/amortization	89	40	18
Additions to non-current assets (other than financial instruments and deferred tax assets)	3	434	8
Segment information
Total assets	12,469	11,686
Property, plant and equipment	300	418
Right-of-use assets	349
Unallocated
Segment reporting
Interest income	4,513	5,718	1,093
Segment operating (loss)/profit	(17,214)	(10,717)	(11,584)
Interest expense	1,030	947	1,389
Income tax expense	2,075	2,221	2,068
Net (loss)/income attributable to the Company	(20,150)	(13,765)	(14,890)
Depreciation/amortization	168	61	27
Additions to non-current assets (other than financial instruments and deferred tax assets)	148	720	$ 30
Segment information
Total assets	195,634	234,247
Property, plant and equipment	644	$ 700
Right-of-use assets	$ 605